Shareholders' equity and reserves (Details - Changes in warrants) - Warrants [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2026 CAD ($) shares $ / shares	Dec. 31, 2025 CAD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding, beginning balance | shares	3,926,930	3,665,657
Weighted average exercise price, beginning balance | $ / shares	$ 0.99	$ 1.06
Warrant liability, beginning balance | $	$ 1,832,191	$ 857,250
Warrants, issued - unit offerings | shares	0	2,578,188
Weighted average exercise price warrants, issued - unit offerings | $ / shares	$ 0	$ 0.91
Warrant liability, issued - unit offerings | $		$ 1,201,281
Warrants, issued - finders' warrants | shares	0	284,095
Weighted average exercise price warrants, issued - finders' warrants | $ / shares	$ 0	$ 0.94
Warrant liability, issued - finders' warrants | $		$ 0
Warrants, expired | shares	0	(2,601,010)
Weighted average exercise price warrants, expired | $ / shares	$ 0	$ 1.01
Warrant liability, expired | $		$ (310,494)
Fair value adjustment for warrants outstanding | shares	0	0
Weighted average exercise price warrants, fair value adjustment | $ / shares	$ 0	$ 0
Warrant liability, fair value adjustment | $		$ 84,154
Warrants outstanding, ending balance | shares	3,926,930	3,926,930
Weighted average exercise price, ending balance | $ / shares	$ 0.99	$ 0.99
Warrant liability, ending balance | $		$ 1,832,191